Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations
CASH FLOWS FROM INVESTING ACTIVITIES
Total cash used in investing activities
CASH FLOWS FORM FINANCING ACTIVITIES
Net cash provided by financing activities
Effect of exchange rate changes
Net change in cash and cash equivalents
Cash and cash equivalents beginning of the year
Cash and cash equivalents end of the year
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
Alphatime Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations				$ 1,498,591		$ 1,941,118
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Income earned on Trust Account				(2,782,552)		(3,130,199)
Changes in operating assets and liabilities:
Prepaid expenses, non-current				27,739		(35,000)
Accrued expenses and other payables				851,112		674,635
Due to related parties				368,981		173,389
Total cash provided by (used in) operating activities				(36,129)		(376,057)
CASH FLOWS FROM INVESTING ACTIVITIES
Principal deposited in Trust Account				(550,000)		(70,242,000)
Proceeds from sale of investments in the Trust Account				62,154,467		71,915,996
Purchase of investments in the Trust Account						(72,605,996)
Total cash used in investing activities				61,604,467		(70,932,000)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from sale of ordinary shares						69,000,000
Proceeds from issuance of Private Units						4,092,000
Proceeds from issuance of promissory note to related party				572,500		690,000
Payment of underwriting discount						(1,612,500)
Proceeds from Unit Purchase Option						100
Redemption of ordinary shares				(62,154,467)
Payment to related party						(368,066)
Payment of offering costs						(478,423)
Net cash provided by financing activities				(61,581,967)		71,323,111
Net change in cash and cash equivalents				(13,629)		15,054
Cash and cash equivalents beginning of the year				15,054
Cash and cash equivalents end of the year				1,425		15,054
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Deferred offering costs included in accrued expenses						3,640
Deferred offering costs paid by related party						13,429
Deferred offering costs adjusted from prepaid expenses						60
Deferred offering costs charged to APIC						865,199
Deferred offering cost related to fair value of Unit Purchase Option net of proceeds						10,681
Allocation of offering costs to ordinary shares subject to redemption						4,770,382
Reclassification of ordinary shares subject to redemption						67,274,310
Remeasurement adjustment on class A common stock subject to possible redemption						8,427,382
Subsequent measurement of ordinary shares subject to possible redemption				3,332,552		3,130,199
Deferred underwriting commission charged to APIC						$ 2,415,000
HCYC Group Company Limited [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from operations		(607,430)	$ 218,899		18,206		$ (178,142)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense		62,002	4,017		11,219		3,990
Deferred tax benefits		(11,538)	34,250		37,227		(83,131)
Loss from equity investment							11,852
Right-of-use assets amortization			47,484		99,827		55,719
Changes in operating assets and liabilities:
Accounts receivable		(163,847)	(23,894)		289,467		(361,164)
Prepaid expenses and other current assets		19,545	(57,280)		(8,957)		(137)
Accounts payable		64,733	25,661		(205,622)		463,331
Other payables		2,155	(4,834)
Right-of-use assets			(288,507)		(283,944)
Lease liabilities		(60,509)	245,342		186,644		(59,514)
Long-term deposit		640	(24,430)		(23,300)
Prepaid expenses, non-current			(14,147)		(5,981)
Accrued expenses and other payables					2,280		7,476
Total cash provided by (used in) operating activities		(694,249)	162,561		117,066		(139,720)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment			(36,218)		(50,168)		(4,936)
Total cash used in investing activities			(36,218)		(50,168)		(4,936)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from interests-free borrowings from related parties			185,000		502,866		5,000
Repayments of interests-free borrowings from related parties		305,765	(29,519)				(29,619)
					9,999		249,015
Net cash provided by financing activities		305,765	155,481		512,865		224,396
Effect of exchange rate changes		3,861	586		597		(443)
Net change in cash and cash equivalents		(384,623)	282,410		580,360		79,298
Cash and cash equivalents beginning of the year		810,819	230,459		230,459		151,161
Cash and cash equivalents end of the year	$ 810,819	$ 426,196	$ 512,869		810,819		230,459
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid
Interest paid
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Disposal of long-term equity investment in exchange for debt relief							$ 199,238